united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

CT Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 3/31

Date of reporting period: 9/30/21

Item 1. Reports to Stockholders.

CENTERSTONE INVESTORS

2021 SEMI-ANNUAL REPORT

September 30, 2021

CENTERSTONE INVESTORS FUND

CLASS I	CLASS A	CLASS C
CENTX	CETAX	CENNX

CENTERSTONE INTERNATIONAL FUND

CLASS I	CLASS A	CLASS C
CINTX	CSIAX	CSINX

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

TABLE OF CONTENTS

3	CENTERSTONE’S DISTINCT INVESTMENT APPROACH

4	CENTERSTONE’S OPERATING PRINCIPLES

5	CENTERSTONE’S GUIDELINES TO INTELLIGENT INVESTING

6	SHAREHOLDER LETTER

CENTERSTONE INVESTORS FUND

10	Centerstone Investors Fund Overview

12	Schedule of Investments

CENTERSTONE INTERNATIONAL FUND

16	Centerstone International Fund Overview

18	Schedule of Investments

21	STATEMENTS OF ASSETS AND LIABILITIES

23	STATEMENTS OF OPERATIONS

24	STATEMENTS OF CHANGES IN NET ASSETS

FINANCIAL HIGHLIGHTS

26	Centerstone Investors Fund

30	Centerstone International Fund

34	NOTES TO FINANCIAL STATEMENTS

58	FUNDS’ EXPENSES

60	SUPPLEMENTAL INFORMATION

65	PRIVACY NOTICE

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	1

2	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE’S DISTINCT INVESTMENT APPROACH
(Unaudited)

Successful investing requires a strong dose of common sense. As a result, we approach security analysis from a different perspective. We are business analysts, not “equity” analysts. Business analysis is a more holistic approach which includes the entirety of a firm’s capital structure and allows us, in our opinion, to more accurately gauge the prospects for impairment in business value.

“Successful investing requires a strong dose of common sense. As a result, we approach security analysis from a different perspective. We are business analysts, not ‘equity’ analysts.”

As the name of the firm states, we are investors, which implies a long-term time horizon. Since most peers operate on an annual cycle, they attempt to maximize short-term gains. Being privately owned with an employee ownership culture allows us, in our opinion, to more effectively align our interests with our investors.

We define risk simply as the chance for permanent loss of capital. Our distinct investment approach seeks to minimize losses at a portfolio level by trying to have adequate diversification of risks. We will default to cash and high quality bonds in the absence of qualifying investments. It is our belief that our risk management techniques on a security-level and portfolio-level attempt to address the risk most commonly defined by shareholders: volatility.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	3

CENTERSTONE’S OPERATING PRINCIPLES
(Unaudited)

TIME HORIZON

♦	Long-term investment horizon

♦	Emphasis on long-term earnings power, rather than current earnings

MARGIN OF SAFETY AND INTRINSIC VALUE

♦	Invest in a security after we have determined that the market price is lower than its intrinsic value, the difference being our margin of safety

♦	Margin of safety affords us a cushion to potentially avoid paying more than its intrinsic value

SEEK TO MANAGE RISK THROUGH BOTTOM-UP RESEARCH

♦	In our opinion, it is important to avoid highly leveraged businesses, specifically because they are more exposed to an impairment of value during periods of industry or economic distress

♦	Focus our efforts on understanding the likelihood of a change in the earnings power of a business due to changing competitive dynamics, technological challenges and regulations, among other factors

♦	In most cases, we will avoid shareholder-unfriendly businesses as it relates to management’s capital allocation decisions

GENERAL MARKET RISK WITHIN A BOTTOM-UP APPROACH

♦	In environments with an insufficient margin of safety, fully invested portfolio mandates can become too exposed to the risk of loss by owning potentially overvalued securities, while a more flexible policy may help to reduce that risk by holding a reserve in cash and high quality debt instruments

4	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

(Unaudited)

CENTERSTONE'S GUIDELINES TO INTELLIGENT INVESTING

A long-term time horizon and the avoidance of permanent capital loss are the keys to a successful investment strategy

Business quality, balance sheet quality, and management quality are as important as price in considering the difference between an investment and speculation

The flexibility to hold reserves is an important tool in the event that bottom-up search yields few opportunities

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	5

Abhay Deshpande, CFA CHIEF INVESTMENT OFFICER	DEAR FELLOW CENTERSTONE SHAREHOLDERS,

For the six-month period ended September 30, 2021, we began seeing a period of consolidation, especially for companies exposed to the normalization of economic activity. It is not surprising to see this ebb and flow, as the COVID-19 storm slowly—excruciatingly slowly—drifts off into the horizon. While investors seem aware of the inflation pressures in the economy, others may be unaware of the early indication of a deteriorating backdrop for growth and profitability.

CAUTION SIGNS

The caution signs fall into a few related areas—inflation pressures, supply chain shocks and rebalancing of spending from goods to services. It is probably obvious that widespread shortages are driving prices to spike for anything that is a hard good. Part of the explanation is that the global economy is built on an intricate and interlocked chain of inventory supplies that work on a “just-in-time” system. In this system, inventory is the “hot potato” no one wants to hold because it requires space and is a drag on cash flow. Goods are manufactured as close in time as possible to the order. The system has worked almost flawlessly since it was widely adopted decades ago but those efficiencies depend on the predictability of orders.

Many economies these days are stop-and-start based on local COVID infections, not an optimal environment for a “just-in-time” supply chain. On top of this, western economies are diversifying their supply chains away from an almost singular reliance on China. When we combine the stop-and-start nature of post-COVID economies with these other factors, we simply overwhelm the capabilities of the modern inventory and logistics systems.

6	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

SHAREHOLDER LETTER
September 30, 2021
(Unaudited)

CYCLICAL & EMERGING MARKET COMPANIES

Patience is required when investing in cyclical and emerging market companies, such as those found in the Centerstone portfolios. The increased weighting of these holdings is a function of our fundamental bottom-up research process and the strong performance of these investments since last March. The stock prices of many of these investments took a healthy breather the last few months. Since the Funds have minimal overlap with a typical index or fund, the difference between the Funds’ performance and that of others can be magnified at times. The past few months is an example of this phenomenon, as the post-COVID-19 rebound narratives gave way to the narratives of the Delta variant— goods inflation and product shortages.

We believe the reason emerging markets recently retreated is quite straightforward. With vaccination rates well behind the developed world, their economies are in a constant stop-and-start pattern based on domestic infection rates. Europe similarly lagged the US for a while, but with vaccination rates doubling every month it only took a few months to catch up. Much of the emerging world is following the same pattern, whether we look at Asia or Latin America. At the current rate of progress, we believe the vaccination rates should catch up to that in the US and Europe in mere months.

While all this is playing out, the Centerstone portfolio has had three material transactions which combined amounted to nearly 10% of each Fund. We also pared back some holdings as their share prices reached intrinsic values. As a result, the Centerstone Investors Fund (CENTX) has a more typical balance of equities, cash and gold while the Centerstone International Fund (CINTX) remains about fully invested.

While macro issues continue to capture the attention of market participants, the work at Centerstone continues to focus on fundamental bottom-up analysis. On balance, the companies in both Funds continue to make improvements in

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	7

their cost and competitive positions. Although we do see some potential for short-term challenges, we believe the long-term prospects for our style of investing have only been enhanced. Shareholders in the Funds should expect us to react to any upcoming challenges as we have in the past. I am optimistic that the Funds’ strategies will continue to reward the patient.

DISCUSSION OF FUND PERFORMANCE

CENTERSTONE INVESTORS FUND

For the six-month period ended September 30, 2021, the Centerstone Investors Fund Class I shares (CENTX) returned 0.31% and Class A shares (CETAX) returned 0.15% compared with 6.26% for the MSCI ACWI Index. The Fund’s reserves* made up 14.38% of the portfolio as of September 30, 2021.

During the period, the Centerstone Investors Fund’s five largest contributors to performance were ICL Group (Israel, Foreign Equity, Materials), Mekonomen (Sweden, Foreign Equity, Consumer Discretionary), Lloyds Banking (United Kingdom, Foreign Equity, Financials), O’Reilly Automotive (United States, US Equity, Consumer Discretionary) and Fraport (Germany, Foreign Equity, Industrials), collectively adding 2.45% to performance. The five largest detractors were Ubisoft Entertainment (France, Foreign Equity, Communication Services), Scotts Miracle-Gro (United States, US Equity, Materials), Jaguar Mining (Canada, Foreign Equity, Materials), NagaCorp (Cambodia, Foreign Equity, Consumer Discretionary) and Vopak (Netherlands, Foreign Equity, Energy), collectively subtracting 2.09% from performance.

CENTERSTONE INTERNATIONAL FUND

For the six-month period ended September 30, 2021, the Centerstone International Fund Class I shares (CINTX) returned -0.35% and Class A shares (CSIAX) returned -0.44% compared with 2.32% for the MSCI ACWI Ex-US Index. The Fund’s reserves* made up 3.89% of the portfolio as of September 30, 2021.

8	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

SHAREHOLDER LETTER
September 30, 2021
(Unaudited)

During the period, the Centerstone International Fund’s five largest contributors to performance were ICL Group (Israel, Foreign Equity, Materials), Mekonomen (Sweden, Foreign Equity, Consumer Discretionary), Fraport (Germany, Foreign Equity, Industrials), Lloyds Banking (United Kingdom, Foreign Equity, Financials) and Wartsila (Finland, Foreign Equity, Industrials), collectively adding 4.22% to performance. The five largest detractors were Ubisoft Entertainment (France, Foreign Equity, Communication Services), Vopak (Netherlands, Foreign Equity, Energy), NagaCorp (Cambodia, Foreign Equity, Consumer Discretionary), Jaguar Mining (Canada, Foreign Equity, Materials) and Siam City Cement (Thailand, Foreign Equity, Materials), collectively subtracting 2.55% from performance.

We appreciate our partnership and we look forward to writing you again.

Sincerely,

Abhay Deshpande, CFA

CHIEF INVESTMENT OFFICER

*	Reserve positions may include cash & cash equivalents, treasury securities and short-term high quality bonds. The commentary represents the opinion of Centerstone Investors as of September 2021, and is subject to change based on market and other conditions. These opinions are not intended to be a forecast of future events, a guarantee of future results or investment advice. Any statistics contained here have been obtained from sources believed to be reliable, but the accuracy of this information cannot be guaranteed. The views expressed herein may change at any time subsequent to the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI ACWI ex-US Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding the US.

All indices provide total returns in US dollars with net dividends reinvested. Investors are not able to invest directly in the indices referenced and unmanaged index returns do not reflect any fees, expenses or sales charges. The referenced indices are shown for general market comparisons.

6661-NLD-10/26/2021

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	9

CENTERSTONE INVESTORS FUND OVERVIEW (Unaudited)

Seeks long-term growth of capital	Global investments across industries, market capital-izations and capital structure	Invest in global equities and fixed income, with a bottom-up value approach. Weightings will vary depending on opportunities

PERFORMANCE	1 Month	3 Month	1 Year	3 Year	5 Year	Since Inception*
Class I (CENTX)	–3.67%	-4.59%	26.82%	5.47%	6.24%	6.67%
Class A (CETAX)	–3.69	-4.75	26.43	5.22	5.96	6.39
Class A (CETAX) with Sales Charge†	–8.49	-9.51	20.06	3.44	4.88	5.38
Class C (CENNX)	–3.75	-4.90	25.56	4.41	5.19	5.69

*	Inception date is May 3, 2016

†	Class A Maximum Sales Charge is 5.00%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s total annual operating expenses, before any fee waivers, are 1.47% for Class A shares, 2.22% for Class C shares, and 1.22% for Class I shares per the Fund’s Prospectus dated March 5, 2021. A maximum contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares made within 18 months of purchase when an initial sales charge was not paid. A contingent deferred sales charge of 1.00% applies to redemptions of Class C shares within 12 months of purchase. Redemptions of any class share within 30 days of purchase are subject to a 2.00% redemption fee. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877.314.9006.

TOP 10 HOLDINGS§	% of Portfolio		% of Portfolio
Gold & Gold-Related (US)	4.44%	Henry Schein (US)	2.70%
Air Liquide (FRA)	3.16	3M (US)	2.56
Ubisoft Entertainment (FRA)	3.07	ICL Group (ISR)	2.49
Fraport (DEU)	2.92	CDK Global (US)	2.18
ISS (DNK)	2.85	Gudang Garamm (IDN)	2.15
		TOTAL	28.52%

§	Holdings in cash, cash equivalents and short term instruments have been excluded.

The security holdings are presented to illustrate examples of the securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. Portfolio holdings are subject to change and should not be considered investment advice.

10	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CLASS I		CLASS A		CLASS C
CENTX	♦	CETAX	♦	CENNX
(Unaudited)

GROWTH OF A $10,000 INITIAL INVESTMENT

Fund inception date is May 3, 2016.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index is not available for direct investment.

The Consumer Price Index (CPI) represents the change in price of goods and services purchased for consumption by households.

All indices provide total returns in US dollars with net dividends reinvested.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	11

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares	Security	Fair Value
COMMON STOCKS – 75.7%
Bermuda – 1.2%
2,876,781	PAX Global Technology Ltd.	$3,610,652

Canada – 5.2%
100,655	Barrick Gold Corporation	1,817,448
28,743	Franco-Nevada Corporation	3,734,003
524,688	Jaguar Mining, Inc.	1,644,569
125,000	Quebecor, Inc., Class B	3,020,883
107,169	TC Energy Corporation	5,157,921
		15,374,824
Cayman Islands – 0.8%
2,864,478	NagaCorp Ltd.	2,443,849

Chile – 2.1%
316,306	Cia Cervecerias Unidas S.A. - ADR	5,468,931
102,546,552	Vina San Pedro Tarapaca S.A.	823,357
		6,292,288
Denmark – 2.0%
394,187	ISS A/S(a)	8,331,869

Finland – 1.9%
457,047	Wartsila OYJ Abp(b)	5,443,123

France – 10.2%
57,721	Air Liquide S.A.	9,244,608
52,953	Eiffage S.A.	5,351,801
13,920	Schneider Electric S.E.	2,318,433
47,363	Sodexo S.A.(a)	4,139,325
149,716	Ubisoft Entertainment S.A.(a)	8,965,335
		30,019,502
Germany – 2.9%
123,322	Fraport A.G. Frankfurt Airport Services Worldwide(a)	8,538,185

Indonesia – 2.1%
2,779,435	Gudang Garam Tbk P.T.	6,300,425

Ireland – 1.7%
108,333	Perrigo Company PLC	5,127,401

See Accompanying Notes to Financial Statements.

12	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares	Security	Fair Value
COMMON STOCKS – 75.7% (continued)
Israel – 2.5%
1,000,277	ICL Group Ltd.	$7,289,401

Japan – 5.1%
140,334	Aica Kogyo Company Ltd.	4,800,667
5,896	FANUC Corporation	1,292,768
200,051	Nagaileben Company Ltd.	4,694,356
121,905	Sekisui Jushi Corporation	2,314,411
6,152	Shimano, Inc.	1,797,536
		14,899,738
Korea (Republic Of) – 1.0%
39,348	S-1 Corporation	2,778,997

Malaysia – 1.4%
3,396,312	Genting Bhd.	4,088,717

Mexico – 1.4%
1,359,192	Megacable Holdings S.A.B. de C.V.	4,141,152

Netherlands – 1.3%
99,733	Koninklijke Vopak N.V.	3,929,730

Singapore – 1.2%
427,369	Oversea-Chinese Banking Corp Ltd.	3,598,761

Sweden – 3.7%
14,929	ICA Gruppen A.B.	684,936
187,925	Loomis A.B.	5,100,404
292,933	Mekonomen A.B.(a)	5,219,953
		11,005,293
Thailand – 2.3%
716,400	Bangkok Bank PCL	2,465,422
897,930	Siam City Cement PCL	4,272,698
		6,738,120
United Kingdom – 1.8%
500,818	Fresnillo PLC	5,244,603

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	13

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares	Security	Fair Value
COMMON STOCKS – 75.7% (continued)
United States – 23.1%
42,704	3M Company	$7,491,135
40,433	Brunswick Corporation	3,852,052
5,437	Carlisle Companies, Inc.	1,080,821
22,023	CarMax, Inc.(a)	2,818,063
150,000	CDK Global, Inc.	6,382,500
44,150	Dentsply Sirona, Inc.	2,562,908
34,133	Emerson Electric Company	3,215,329
103,767	Henry Schein, Inc.(a)	7,902,895
17,129	McDonald’s Corporation	4,129,973
28,905	Mohawk Industries, Inc.(a)	5,127,747
10,008	O’Reilly Automotive, Inc.(a)	6,115,489
270,940	PHI Group, Inc.(a),(b),(c)	3,928,630
17,040	Scotts Miracle-Gro Company (The)	2,493,974
69,673	Sonoco Products Company	4,151,117
16,330	Target Corporation	3,735,814
8,156	WW Grainger, Inc.	3,205,797
		68,194,244

TOTAL COMMON STOCKS (Cost $205,466,138)		223,390,874

EXCHANGE-TRADED FUNDS – 6.0%
79,027	SPDR Gold Shares(a)	12,977,814
70,600	SPDR S&P Regional Banking ETF(b)	4,783,150
		17,760,964

TOTAL EXCHANGE-TRADED FUNDS (Cost $13,890,209)		17,760,964

PRIVATE INVESTMENT FUNDS – 3.1%
4,189,676	Coast Capital Mercury Fund LP(a),(c),(d),(e)	4,851,645
2,691,200	Coast Capital Midas Fund LP(a),(c),(d),(e)	4,365,127
		9,216,772

TOTAL PRIVATE INVESTMENT FUNDS (Cost $9,778,307)		9,216,772

See Accompanying Notes to Financial Statements.

14	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares	Security	Fair Value
SHORT-TERM INVESTMENTS – 14.8%
COLLATERAL FOR SECURITIES LOANED – 0.5%
1,339,660	State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (Cost $1,339,660)(f)	$1,339,660
MONEY MARKET FUND – 14.3%
42,085,082	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (Cost $42,085,082)(f)	42,085,082

TOTAL SHORT-TERM INVESTMENTS (Cost $43,424,742)		43,424,742

TOTAL INVESTMENTS – 99.6% (Cost $272,559,396)		$293,793,352

OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%		1,285,879

NET ASSETS – 100.0%		$295,079,231

ADR	-	American Depositary Receipt

A/S	-	Anonim Sirketi

ETF	-	Exchange-Traded Fund

LP	-	Limited Partnership

LTD	-	Limited Company

N.V.	-	Naamioze Vennootschap

OYJ	-	Julkinen osakeyhtiö

PCL	-	Public Company Limited

PLC	-	Public Limited Company

P.T.	-	Perseroan Terbatas

S.A	-	Société Anonyme

SPDR	-	Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2021. Total loaned securities had a value of $5,369,032 at September 30, 2021. The loaned securities were secured with short-term investment cash collateral of $1,339,660 and non-cash collateral of $4,263,032. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

(c)	Illiquid security. The total fair value of these securities as of September 30, 2021 was $13,145,402, representing 4.45% of net assets.

(d)	Security fair valued as of September 30, 2021, in accordance the with the procedures approved by the Board of Trustees. Total value of all such securities as September 30, 2021, amounted to $9,216,772, which represents approximately 3.12% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the only underlying holding of Coast Capital Mercury Fund LP. OceanaGold Corporation (a security traded on the Toronto Stock Exchange) is the only underlying holding of Coast Capital Midas Fund LP.

(e)	Restricted security.

(f)	Rate disclosed is the seven day effective yield as of September 30, 2021.

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	15

CENTERSTONE INTERNATIONAL FUND OVERVIEW (Unaudited)

Seeks long-term growth of capital	Non-US investments across industries, market capitalizations and capital structure	Invest majority of assets in foreign equities with flexibility to invest in fixed income, with a bottom-up value approach

PERFORMANCE	1 Month	3 Month	1 Year	3 Year	5 Year	Since Inception*
Class I (CINTX)	–3.93%	-5.78%	24.65%	0.76%	3.13%	3.89%
Class A (CSIAX)	–3.93	-5.79	24.27	0.52	2.88	3.66
Class A (CSIAX) with Sales Charge†	–8.77	-10.52	18.03	–1.20	1.84	2.68
Class C (CSINX)	–4.00	-6.04	23.35	–0.25	2.12	2.96

*	Inception date is May 3, 2016

†	Class A Maximum Sales Charge is 5.00%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s total annual operating expenses, before any fee waivers, are 1.76% for Class A shares, 2.51% for Class C shares, and 1.51% for Class I shares per the Fund’s Prospectus dated March 5, 2021. A maximum contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares made within 18 months of purchase when an initial sales charge was not paid. A contingent deferred sales charge of 1.00% applies to redemptions of Class C shares within 12 months of purchase. Redemptions of any class share within 30 days of purchase are subject to a 2.00% redemption fee. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877.314.9006.

TOP 10 HOLDINGS§	% of Portfolio		% of Portfolio
Fraport (DEU)	5.76%	Air Liquide (FRA)	4.16%
ICL Group (ISR)	4.86	Coast Capital Mercury Fund LP (GBR)^	4.14
ISS (DNK)	4.44	Vopak (NLD)	4.11
Gold & Gold-Related (US)	4.41	TC Energy (CAN)	3.63
Wartsila (FIN)	4.28	Siam City Cement (THA)	3.40
		TOTAL	43.19%

§	Holdings in cash, cash equivalents and short term instruments have been excluded.

The security holdings are presented to illustrate examples of the securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. Portfolio holdings are subject to change and should not be considered investment advice.

^	FirstGroup PLC (a security traded on the London Stock Exchange) is the main underlying holding of Coast Capital Mercury Fund LP.

16	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CLASS I		CLASS A		CLASS C
CINTX	♦	CSIAX	♦	CSINX
(Unaudited)

GROWTH OF A $10,000 INITIAL INVESTMENT

Fund inception date is May 3, 2016.

The MSCI ACWI ex-US Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. The index is not available for direct investment.

The Consumer Price Index (CPI) represents the change in price of goods and services purchased for consumption by households.

All indices provide total returns in US dollars with net dividends reinvested.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	17

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares	Security	Fair Value
COMMON STOCKS – 84.2%
Bermuda – 2.4%
1,222,219	PAX Global Technology Ltd.	$1,534,009

Canada – 6.9%
42,140	Barrick Gold Corporation	760,889
130,312	Jaguar Mining, Inc.	408,447
40,000	Quebecor, Inc., Class B	966,682
46,774	TC Energy Corporation	2,251,179
		4,387,197
Cayman Islands – 1.3%
993,522	NagaCorp Ltd.	847,630

Chile – 4.1%
108,733	Cia Cervecerias Unidas S.A. - ADR	1,879,993
84,677,397	Vina San Pedro Tarapaca S.A.	679,884
		2,559,878
Denmark – 4.4%
131,159	ISS A/S(a)	2,772,287

Finland – 4.2%
224,395	Wartsila OYJ Abp(b)	2,672,394

France – 13.9%
16,227	Air Liquide S.A.	2,598,920
18,061	Eiffage S.A.	1,825,371
4,277	Schneider Electric S.E.	712,352
18,660	Sodexo S.A.(a)	1,630,805
34,937	Ubisoft Entertainment S.A.(a)	2,092,107
		8,859,554
Germany – 5.6%
51,943	Fraport A.G. Frankfurt Airport Services Worldwide(a)	3,596,268

Indonesia – 2.3%
658,965	Gudang Garam Tbk P.T.	1,493,742

Ireland – 2.7%
36,854	Perrigo Company PLC	1,744,300

Israel – 4.8%
417,186	ICL Group Ltd.	3,040,194

See Accompanying Notes to Financial Statements.

18	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares	Security	Fair Value
COMMON STOCKS – 84.2% (Continued)
Japan – 7.4%
34,581	Aica Kogyo Company Ltd.	$1,182,977
2,514	FANUC Corporation	551,224
55,324	Nagaileben Company Ltd.	1,298,222
58,045	Sekisui Jushi Corporation	1,102,005
1,938	Shimano, Inc.	566,259
		4,700,687
Korea (Republic Of) – 2.6%
23,173	S-1 Corporation	1,636,619

Malaysia – 2.3%
1,205,588	Genting Bhd.	1,451,371

Mexico – 2.2%
459,610	Megacable Holdings S.A.B. de C.V.	1,400,328

Netherlands – 4.0%
65,128	Koninklijke Vopak N.V.	2,566,206

Singapore – 1.9%
145,901	Oversea-Chinese Banking Corp Ltd.	1,228,594

Sweden – 5.7%
4,494	ICA Gruppen A.B.	206,183
64,847	Loomis A.B.	1,759,989
93,453	Mekonomen A.B.(a)	1,665,296
		3,631,468
Thailand – 4.4%
205,300	Bangkok Bank PCL	706,520
446,934	Siam City Cement PCL	2,126,685
		2,833,205
United Kingdom – 1.1%
63,959	Fresnillo PLC	669,783

TOTAL COMMON STOCKS (Cost $53,259,923)		53,625,714

EXCHANGE-TRADED FUND – 4.3%
16,803	SPDR Gold Shares(a)	2,759,389

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,099,388)		2,759,389

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	19

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares	Security	Fair Value
PRIVATE INVESTMENT FUNDS – 5.8%
2,235,630	Coast Capital Mercury Fund LP(a),(c),(d),(e)	$2,588,859
672,800	Coast Capital Midas Fund LP(a),(c),(d),(e)	1,091,282

TOTAL PRIVATE INVESTMENT FUNDS (Cost $3,856,621)		3,680,141

SHORT-TERM INVESTMENTS – 3.8%
MONEY MARKET FUND – 3.8%
2,431,444	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (Cost $2,431,444)(f)	2,431,444

TOTAL INVESTMENTS – 98.1% (Cost $61,647,376)		$62,496,688

OTHER ASSETS IN EXCESS OF LIABILITIES- 1.9%		1,189,742

NET ASSETS – 100.0%		$63,686,430

ADR	-	American Depositary Receipt

A/S	-	Anonim Sirketi

LP	-	Limited Partnership

LTD	-	Limited Company

N.V.	-	Naamioze Vennootschap

OYJ	-	Julkinen osakeyhtiö

PCL	-	Public Company Limited

PLC	-	Public Limited Company

P.T.	-	Perseroan Terbatas

S.A.	-	Société Anonyme

SPDR	-	Standard & Poor’s Depositary Receipt

(a)		Non-income producing security.

(b)		Security was purchased with cash received as collateral for securities on loan at September 30, 2021. Total loaned securities had a value of $2,622,684 at September 30, 2021. The loaned securities were secured with short-term investment cash collateral of $0 and non-cash collateral of $2,770,061. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

(c)		Illiquid security. The total fair value of these securities as of September 30, 2021 was $3,680,141, representing 5.78% of net assets.

(d)		Security fair valued as of September 30, 2021, in accordance the with the procedures approved by the Board of Trustees. Total value of all such securities as September 30, 2021, amounted to $3,680,141, which represents approximately 5.78% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the only underlying holding of Coast Capital Mercury Fund LP. OceanaGold Corporation (a security traded on the Toronto Stock Exchange) is the only underlying holding of Coast Capital Midas Fund LP.

(e)		Restricted security.

(f)		Rate disclosed is the seven day effective yield as of September 30, 2021.

See Accompanying Notes to Financial Statements.

20	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Assets:
Investments in securities, at cost	$272,559,396	$61,647,376
Investments in securities, at value #	$293,793,352	$62,496,688
Foreign currency, at value (Cost $720,959 and $395, respectively)	720,955	389
Interest and dividends receivable	258,751	99,136
Foreign tax reclaim receivable	556,679	380,113
Receivable for securities sold	1,952,116	824,228
Receivable for fund shares sold	281,775	693
Prepaid expenses and other assets	34,622	18,403
Total Assets	297,598,250	63,819,650

Liabilities:
Collateral on securities loaned (see Note 2)	1,339,660	—
Payable for fund shares redeemed	56,083	1,904
Unrealized depreciation on open forward foreign currency contracts	2,631	1,111
Payable to advisor	223,878	30,878
Payable for shareholder servicing fees	37,470	18,981
Payable for distribution fees	15,739	3,481
Payable for custody fees	48,000	35,223
Accrued expenses and other liabilities	74,983	41,642
Total Liabilities	2,519,019	133,220

Net Assets	$295,079,231	$63,686,430

Net Assets consist of:
Paid in capital (par value $0.001 per share)	$283,532,718	$86,515,448
Accumulated earnings (losses)	11,546,513	(22,829,018)
Net Assets	$295,079,231	$63,686,430

#	Includes $5,369,032 and $2,622,684 of securities out on loan, respectively.

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	21

CENTERSTONE INVESTORS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
September 30, 2021

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Net Asset Value Per Share
Class I Shares:
Net Assets	$257,102,773	$50,402,794
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	19,614,637	4,481,924
Net asset value, offering and redemption price per share*	$13.11	$11.25

Class A Shares:**
Net Assets	$25,985,620	$12,249,971
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,992,214	1,091,184
Net asset value, and redemption price per share*	$13.04	$11.23
Offering price per share (NAV per share plus maximum sales charge of 5%)	$13.73	$11.82

Class C Shares:
Net Assets	$11,990,838	$1,033,665
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	935,428	93,648
Net asset value, offering and redemption price per share*	$12.82	$11.04
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge)^	$12.69	$10.93

*	Each Fund will deduct a 2.00% redemption fee on the redemption amount if you sell your shares less than 30 days after purchase.

**	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 18 months of their purchase when an initial sales charge was not paid on the purchase.

^	If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption.

See Accompanying Notes to Financial Statements.

22	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS
STATEMENTS OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Investment Income:
Interest income	$445	$42
Dividend income	2,940,182	912,470
Less: Foreign withholding taxes	(312,152)	(119,986)
Securities lending income, net	13,586	3,406
Total Investment Income	2,642,061	795,932

Operating Expenses:
Investment advisory fees	1,346,460	306,296
Distribution fees - Class A Shares	35,972	15,559
Distribution fees - Class C Shares	63,940	5,402
Shareholder servicing fees	122,595	62,381
Administration fees	49,906	20,685
Custodian fees	44,163	31,590
Registration & filing fees	30,081	30,081
Legal fees	11,405	10,242
Chief Compliance Officer fees	9,194	4,944
Trustees’ fees	7,868	6,849
Dividends on securities sold short	7,036	—
Others expenses	28,202	12,865
Total Operating Expenses	1,756,822	506,894
Less: Fees waived by the advisor	(4,199)	(111,672)
Net Operating Expenses	1,752,623	395,222
Net Investment Income	889,438	400,710

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investments	6,304,088	487,854
Forward foreign currency contracts	(44,879)	(7,628)
Securities sold short	(463,048)	—
	5,796,161	480,226
Net change in unrealized appreciation (depreciation) from:
Investments	(6,776,380)	(947,744)
Forward foreign currency contracts	3,802	1,013
Securities sold short	191,587	—
	(6,580,991)	(946,731)

Net Realized and Unrealized Loss	(784,830)	(466,505)

Net Increase (Decrease) in Net Assets Resulting From Operations	$104,608	$(65,795)

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	23

CENTERSTONE INVESTORS
STATEMENTS OF CHANGES IN NET ASSETS

	Centerstone		Centerstone
	Investors Fund		International Fund
	Six Months		Six Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2021	March 31,	2021	March 31,
	(Unaudited)	2021	(Unaudited)	2021
Operations:
Net investment income	$889,438	$1,550,735	$400,710	$581,068
Net realized gain (loss) from investments, forward foreign currency contracts and securities sold short	5,796,161	2,773,033	480,226	(8,243,947)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, forward foreign currency contacts and securities sold short	(6,580,991)	98,472,333	(946,731)	31,481,892

Net Increase (Decrease) in Net Assets Resulting From Operations	104,608	102,796,101	(65,795)	23,819,013

Distributions to Shareholders From:
Total Distributions Paid
Class I	—	(1,480,180)	—	(368,908)
Class A	—	(96,655)	—	(68,824)

Total Distributions to Shareholders	—	(1,576,835)	—	(437,732)

See Accompanying Notes to Financial Statements.

24	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Centerstone		Centerstone
	Investors Fund		International Fund
	Six Months		Six Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2021	March 31,	2021	March 31,
	(Unaudited)	2021	(Unaudited)	2021
Fund Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	$26,769,497	$47,953,002	$5,056,744	$7,786,138
Class A	5,009,736	4,192,613	1,378,950	1,464,477
Class C	587,116	726,674	52,958	32,000
Reinvestment of distributions
Class I	—	1,365,804	—	347,666
Class A	—	95,710	—	67,798
Redemption fee proceeds
Class I	1,922	71,061	1	567
Class A	217	7,125	199	148
Class C	—	4,017	—	14
Cost of shares redeemed
Class I	(7,608,964)	(120,618,442)	(8,628,849)	(38,278,632)
Class A	(4,695,933)	(6,138,497)	(1,099,513)	(5,957,155)
Class C	(839,448)	(4,889,283)	(41,234)	(1,158,098)

Net Increase (Decrease) in Net Assets From Share Transactions of Beneficial Interest	19,224,143	(77,230,216)	(3,280,744)	(35,695,077)

Total Increase (Decrease) in Net Assets	19,328,751	23,989,050	(3,346,539)	(12,313,796)

Net Assets:
Beginning of Period	275,750,480	251,761,430	67,032,969	79,346,765
End of Period	$295,079,231	$275,750,480	$63,686,430	$67,032,969

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	25

CENTERSTONE INVESTORS FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each period:

		Income from investment operations:			Less distributions:
	Net		Net	Total
	asset		realized	income	From	From
	value,	Net	and	(loss) from	net	net
	beginning	investment	unrealized	investment	investment	realized	Total
	of period	income**	gain (loss)	operations	income	gains	distributions
Class I
Six Months Ended
September 30, 2021 (Unaudited)	$13.07	0.05	(0.01)	0.04	—	—	—
Year Ended March 31, 2021	$8.59	0.08	4.48	4.56	(0.08)	—	(0.08)
Year Ended March 31, 2020	$11.18	0.12	(2.46)	(2.34)	(0.16)	(0.09)	(0.25)
Year Ended March 31, 2019	$11.55	0.14	(0.16)	(0.02)	(0.12)	(0.23)	(0.35)
Year Ended March 31, 2018	$10.64	0.10	0.94	1.04	(0.05)	(0.08)	(0.13)
Period Ended March 31, 2017*	$10.00	0.07	0.63	0.70	(0.05)	(0.01)	(0.06)
Class A
Six Months Ended
September 30, 2021 (Unaudited)	$13.02	0.03	(0.01)	0.02	—	—	—
Year Ended March 31, 2021	$8.56	0.05	4.46	4.51	(0.05)	—	(0.05)
Year Ended March 31, 2020	$11.14	0.09	(2.45)	(2.36)	(0.13)	(0.09)	(0.22)
Year Ended March 31, 2019	$11.51	0.12	(0.16)	(0.04)	(0.10)	(0.23)	(0.33)
Year Ended March 31, 2018	$10.62	0.07	0.94	1.01	(0.04)	(0.08)	(0.12)
Period Ended March 31, 2017*	$10.00	0.04	0.64	0.68	(0.05)	(0.01)	(0.06)

*	The Fund’s inception date is May 3, 2016.

**	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Not annualized.

(3)	The ratios include 0.02% for the year ended March 31, 2021 attributed to dividends from securities sold short.

‡	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

^	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

26	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

				Ratios/					Ratios of net investment
				Supplemental	Ratios of expenses				income (loss)
				Data:	to average net assets				to average net assets

Paid in	Net			Net
capital	asset			assets,
from	value,			end of	Before		After		Before		After		Portfolio
redemption	end of	Total		period	fee		fee		fee		fee		turnover
fees(1)	period	return‡		(in 000s)	waivers		waivers		waivers		waivers		rate

0.00	$13.11	0.31	% (2)	$257,103	1.13	% ^	1.10	% ^	0.66	% ^	0.66	% ^	18.71	% (2)
0.00	$13.07	53.22%		$237,904	1.23	% (3)	1.12	% (3)	0.60	% (3)	0.72	% (3)	34.65%
0.00	$8.59	(21.46)%		$221,360	1.17%		1.10%		1.04%		1.11%		49.72%
0.00	$11.18	(0.02)%		$349,734	1.18%		1.10%		1.20%		1.28%		33.65%
0.00	$11.55	9.82%		$264,705	1.34%		1.10%		0.65%		0.88%		20.55%
0.00	$10.64	7.02	% (2)	$90,803	2.42	% ^	1.10	% ^	(0.57	)% ^	0.75	% ^	33.34	% (2)

0.00	$13.04	0.15	% (2)	$25,986	1.38	% ^	1.35	% ^	0.41	% ^	0.43	%^	18.71	% (2)
0.00	$13.02	52.79%		$25,590	1.48	% (3)	1.37	% (3)	0.34	% (3)	0.45	% (3)	34.65%
0.00	$8.56	(21.63)%		$18,764	1.42%		1.35%		0.75%		0.82%		49.72%
0.00	$11.14	(0.25)%		$31,492	1.43%		1.35%		0.94%		1.02%		33.65%
0.00	$11.51	9.49%		$28,609	1.59%		1.35%		0.41%		0.65%		20.55%
0.00	$10.62	6.77	% (2)	$8,910	2.55	% ^	1.35	% ^	(0.77	)% ^	0.44	% ^	33.34	% (2)

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	27

CENTERSTONE INVESTORS FUND
FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding in each period:

		Income from			Less
		investment operations:			distributions:
			Net
	Net		realized	Total
	Asset	Net	and	income	From	From
	value,	investment	unrealized	(loss) from	net	net
	beginning	Income	gain	investment	investment	realized	Total
	of period	(loss)**	(loss)	operations	income	gains	distributions
Class C
Six Months Ended
September 30, 2021 (Unaudited)	$12.85	(0.02)	(0.01)	(0.03)	—	—	—
Year Ended March 31, 2021	$8.47	(0.03)	4.41	4.38	—	—	—
Year Ended March 31, 2020	$11.03	0.01	(2.43)	(2.42)	(0.05)	(0.09)	(0.14)
Year Ended March 31, 2019	$11.43	0.02	(0.15)	(0.13)	(0.04)	(0.23)	(0.27)
Year Ended March 31, 2018	$10.59	(0.03)	0.96	0.93	(0.01)	(0.08)	(0.09)
Period Ended March 31, 2017*	$10.00	0.01	0.64	0.65	(0.05)	(0.01)	(0.06)

*	The Fund’s inception date is May 3, 2016.

**	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Not annualized.

(3)	The ratios include 0.02% for the year ended March 31, 2021 attributed to dividends from securities sold short.

‡	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

^	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

28	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

					Ratios/					Ratios of net investment
					Supplemental	Ratios of expenses				income (loss)
					Data:	to average net assets				to average net assets

Paid in		Net			Net
capital		asset			assets,
from		value,			end of	Before		After		Before		After		Portfolio
redemption		end of	Total		period	fee		fee		fee		fee		turnover
fees		period	return‡		(in 000s)	waivers		waivers		waivers		waivers		rate

—		$12.82	(0.23	)% (2)	$11,991	2.13	% ^	2.10	% ^	(0.36	)% ^	(0.34	)% ^	18.71	% (2)
0.00	(1)	$12.85	51.71%		$12,256	2.23	% (3)	2.12	% (3)	(0.40	)% (3)	(0.28	)% (3)	34.65%
0.00	(1)	$8.47	(22.24)%		$11,637	2.17%		2.10%		0.03%		0.11%		49.72%
0.00	(1)	$11.03	(1.00)%		$15,688	2.18%		2.10%		0.09%		0.18%		33.65%
0.00	(1)	$11.43	8.74%		$8,164	2.34%		2.10%		(0.57)%		(0.30)%		20.55%
0.00	(1)	$10.59	6.50	% (2)	$621	3.86	% ^	2.10	% ^	(1.68	)% ^	0.08	% ^	33.34	% (2)

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	29

CENTERSTONE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each period:

		Income from investment operations:			Less distributions:
	Net		Net	Total
	asset		realized	income	From	From
	value,	Net	and	(loss) from	net	net
	beginning	investment	unrealized	investment	investment	realized	Total
	of period	income**	gain (loss)	operations	income	gains	distributions
Class I
Six Months Ended
September 30, 2021 (Unaudited)	$11.29	0.07	(0.11)	(0.04)	—	—	—
Year Ended March 31, 2021	$7.98	0.09	3.30	3.39	(0.08)	—	(0.08)
Year Ended March 31, 2020	$10.97	0.16	(2.92)	(2.76)	(0.21)	(0.02)	(0.23)
Year Ended March 31, 2019	$11.82	0.16	(0.62)	(0.46)	(0.15)	(0.24)	(0.39)
Year Ended March 31, 2018	$10.75	0.09	1.18	1.27	(0.03)	(0.17)	(0.20)
Period Ended March 31, 2017*	$10.00	0.03	0.79	0.82	(0.06)	(0.01)	(0.07)
Class A
Six Months Ended
September 30, 2021 (Unaudited)	$11.28	0.06	(0.11)	(0.05)	—	—	—
Year Ended March 31, 2021	$7.98	0.06	3.29	3.35	(0.05)	—	(0.05)
Year Ended March 31, 2020	$10.96	0.15	(2.93)	(2.78)	(0.18)	(0.02)	(0.20)
Year Ended March 31, 2019	$11.81	0.15	(0.64)	(0.49)	(0.12)	(0.24)	(0.36)
Year Ended March 31, 2018	$10.75	0.06	1.18	1.24	(0.01)	(0.17)	(0.18)
Period Ended March 31, 2017*	$10.00	0.06	0.75	0.81	(0.06)	(0.01)	(0.07)

*	The Fund’s inception date is May 3, 2016.

**	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Not annualized.

‡	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

^	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

30	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

					Ratios/					Ratios of net investment
					Supplemental	Ratios of expenses				income (loss)
					Data:	to average net assets				to average net assets

Paid in		Net			Net
capital		asset			assets,
from		value,			end of	Before		After		Before		After		Portfolio
redemption		end of	Total		period	fee		fee		fee		fee		turnover
fees		period	return‡		(in 000s)	waivers		waivers		waivers		waivers		rate

0.00	(1)	$11.25	(0.35	)% (2)	$50,403	1.43	% ^	1.10	% ^	0.91	% ^	1.24	% ^	12.76	% (2)
0.00	(1)	$11.29	42.49%		$53,982	1.62%		1.10%		0.42%		0.94%		22.87%
0.00	(1)	$7.98	(25.70)%		$65,732	1.30%		1.10%		1.25%		1.45%		30.37%
0.00	(1)	$10.97	(3.78)%		$168,337	1.29%		1.10%		1.22%		1.41%		34.01%
0.00	(1)	$11.82	11.90%		$135,303	1.50%		1.10%		0.33%		0.73%		20.86%
0.00	(1)	$10.75	8.32	% (2)	$40,395	2.91	% ^	1.10	% ^	(1.46	)% ^	0.35	% ^	19.46	% (2)

0.00	(1)	$11.23	(0.44	)% (2)	$12,250	1.68	% ^	1.35	% ^	0.67	% ^	0.99	% ^	12.76	% (2)
0.00	(1)	$11.28	42.03%		$12,019	1.87%		1.35%		0.10%		0.63%		22.87%
0.00	(1)	$7.98	(25.84)%		$11,919	1.55%		1.35%		1.15%		1.35%		30.37%
0.00	(1)	$10.96	(4.05)%		$20,619	1.54%		1.35%		1.13%		1.33%		34.01%
0.00	(1)	$11.81	11.53%		$22,772	1.75%		1.35%		0.13%		0.54%		20.86%
0.01		$10.75	8.27	% (2)	$6,510	3.17	% ^	1.35	% ^	(1.18	)% ^	0.65	% ^	19.46	% (2)

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	31

CENTERSTONE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding in each period:

		Income from				Less
		investment operations:				distributions:
				Net
	Net			realized	Total
	Asset	Net		and	income	From	From
	value,	investment		unrealized	(loss) from	net	net
	beginning	Income		gain	investment	investment	realized	Total
	of period	(loss)**		(loss)	operations	income	gains	distributions
Class C
Six Months Ended
September 30, 2021 (Unaudited)	$11.14	0.01		(0.11)	(0.10)	—	—	—
Year Ended March 31, 2021	$7.90	0.00	(1)	3.24	3.24	—	—	—
Year Ended March 31, 2020	$10.85	0.05		(2.88)	(2.83)	(0.10)	(0.02)	(0.12)
Year Ended March 31, 2019	$11.71	0.05		(0.62)	(0.57)	(0.05)	(0.24)	(0.29)
Year Ended March 31, 2018	$10.73	(0.04)		1.19	1.15	—	(0.17)	(0.17)
Period Ended March 31, 2017*	$10.00	0.00	(1)	0.79	0.79	(0.05)	(0.01)	(0.06)

*	The Fund’s inception date is May 3, 2016.

**	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Not annualized.

‡	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

^	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

32	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

					Ratios/					Ratios of net investment
					Supplemental	Ratios of expenses				income (loss)
					Data:	to average net assets				to average net assets

Paid in		Net			Net
capital		asset			assets,
from		value,			end of	Before		After		Before		After		Portfolio
redemption		end of	Total		period	fee		fee		fee		fee		turnover
fees		period	return‡		(in 000s)	waivers		waivers		waivers		waivers		rate

—		$11.04	(0.90	)% (2)	$1,034	2.43	% ^	2.10	% ^	(0.10	)% ^	0.23	% ^	12.76	% (2)
0.00	(1)	$11.14	41.01%		$1,032	2.62%		2.10%		(0.57)%		(0.04)%		22.87%
0.00	(1)	$7.90	(26.39)%		$1,696	2.30%		2.10%		0.30%		0.50%		30.37%
0.00	(1)	$10.85	(4.83)%		$9,475	2.29%		2.10%		0.22%		0.41%		34.01%
0.00	(1)	$11.71	10.70%		$5,810	2.50%		2.10%		(0.74)%		(0.34)%		20.86%
0.01		$10.73	8.02	% (2)	$1,208	3.90	% ^	2.10	% ^	(1.78	)% ^	0.02	% ^	19.46	% (2)

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	33

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2021

1.	ORGANIZATION

The Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust III, (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund reorganized on March 5, 2021 from the predecessor funds to a series of Northern Lights Fund Trust III. The Centerstone Investors Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the US market. The Centerstone International Fund seeks long-term growth of capital by investing in a range of securities and asset classes primarily from foreign (non-US) markets. Centerstone Investors, LLC (the “Advisor”), manages the Funds. The Funds’ inception date is May 3, 2016.

All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with US generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

34	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

a.	Investment Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share as of the close of the New York Stock Exchange (“NYSE”), currently 4:00 pm Eastern Time (“ET”) (the “Valuation Time”), securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. If market quotations are not readily available at the Valuation Time, the Trust’s Board of Trustees (the “Board”) has approved the use of a fair valuation pricing committee (the “Fair Value Committee”), to which it has delegated certain responsibilities. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market, (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively). Debt securities, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available, are generally priced at the current bid price. Debt securities may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent.

Exchange-traded options; futures and options on futures are valued at the settlement price determined by the exchange.

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Fair Value Committee in the case of securities for which the Fair Value Committee provides a fair value determination, at 4:00 pm ET or the nearest time prior to the Valuation Time, at which such foreign currency quotations are available.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	35

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

Money market-type instruments that have a remaining maturity of 60 days or less are valued at bid prices from a pricing vendor, unless the Fair Value Committee believes another valuation is more appropriate.

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 pm ET or the nearest time prior to the Valuation Time, provided by a bank or dealer that the pricing agent or, if applicable, the Fair Value Committee believes to be reliable.

Securities in which the Funds invest may be traded in markets that close before the Valuation Time. Normally, developments that occur between the close of the foreign markets and the Valuation Time will not be reflected in a Fund’s NAV. However, a Fund may determine that such developments are significant that they will affect the value of the Fund’s securities, and the Fund may adjust the previous local closing prices to reflect fair value for these securities as of the Valuation Time. The Board has authorized the use of an independent fair valuation service. If the movement in the S&P 500 Index, after foreign markets close, is greater than predetermined levels, a Fund may use a systematic valuation model to fair value its foreign securities. The values assigned to a Fund’s foreign securities therefore may differ on occasion from reported market values. Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

The Board and the Advisor believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of the Valuation Time.

Fair Valuation Process – If market quotations are not readily available, or if, in the opinion of the Advisor, the prices or values available do not represent fair value, securities will be valued at their fair market value as determined in good faith by the Fair Value Committee in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. The Fair Value Committee is composed of (a) the following standing members: (i) the Trust’s Treasurer

36	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

or Assistant Treasurer, and (ii) a representative of the administrator, and (b) on an ad hoc basis, a representative of the Advisor. The Fair Value Committee, at its discretion, may also include the Trust’s Chief Compliance Officer. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Fair Value Committee may enlist such third party consultants or advisers (such as an accounting firm or Fair Value pricing specialist) as it determines may be desirable, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Advisor, the prices or values available do not represent the fair value of the instrument based upon factors that may include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination of the closing prices reported on the principal exchange on which they are traded, but prior to each Fund’s calculation of its NAV; (v) stale prices – securities whose prices have been stale for 20 or more consecutive business days; (vi) mutual funds that do not provide timely NAV information; (vii) interests in a commodity pool or a managed futures pool; and (viii) restricted securities, such as private investments or non traded securities. The Fair Value Committee may determine the fair value of a restricted security using the following factors: (a) the type of security; (b) the cost at date of purchase; (c) the size and nature of the Funds’ holdings; (d) the discount from market value of unrestricted

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	37

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

securities of the same class at the time of purchase and subsequent thereto; (e) information as to any transactions or offers with respect to the security; (f) the nature and duration of restrictions on disposition of the security and the existence of any registration rights as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (g) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (h) the level of recent trades of similar or comparable securities; (i) the liquidity characteristics of the security; (j) current market conditions; (k) the market value of any securities into which the security is convertible or exchangeable; (l) the security’s embedded option values; and (m) information about the financial condition of the issuer and its prospects.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the

38	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the six months ended as of September 30, 2021 for the Funds’ assets and liabilities measured at fair value:

Centerstone Investors Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks#	$117,811,680	$105,579,194	$—	$223,390,874
Exchange-Traded Funds	17,760,964	—	—	17,760,964
Collateral for Securities Loaned	1,339,660	—	—	1,339,660
Money Market Fund	42,085,082	—	—	42,085,082
Total Assets	$178,997,386	$105,579,194	$—	$284,576,580
	Investments valued as practical expedient:			9,216,772
	Total Investments:			$293,793,352

Centerstone International Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks#	$17,095,042	$36,530,672	$—	$53,625,714
Exchange-Traded Fund	2,759,389	—	—	2,759,389
Money Market Fund	2,431,444	—	—	2,431,444
Total Assets	$22,285,875	$36,530,672	$—	$58,816,547
	Investments valued as practical expedient:			3,680,141
	Total Investments:			$62,496,688

*	Refer to the Schedule of Investments for country classification.

#	As of September 30, 2021, foreign common stocks were mostly classified as level 2 securities due to fair value factor pricing by the Fund’s pricing agent.

The Funds did not hold any Level 3 securities as of September 30, 2021.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	39

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

In determining fair values as of September 30, 2021, the Advisor has, as a practical expedient, estimated fair value of each Private Investment Fund using the NAV (or its equivalent) provided by the Portfolio Fund Management of each Private Investment Fund as of that date. Each investment for which fair value is measured using the Private Investment Fund’s NAV as a practical expedient is not required to be categorized within the fair value hierarchy. Accordingly, Private Investment Funds with a fair value of $9,216,772 and $3,680,141 for the Centerstone Investors Fund and Centerstone International Fund, respectively, have not been categorized.

b.	Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c.	Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

d.	Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

40	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

e.	Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Funds may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A Fund may also enter into forward currency contracts as an investment strategy consistent with the Fund’s investment objective.

A Fund investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

There were no forward foreign currency contracts outstanding, as of September 30, 2021. For the six months ended September 30, 2021, the average monthly outstanding currency purchased or sold in US dollars for forward foreign currency contracts totaled $461,267 and $181,076 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

f.	Options Transactions – The Funds may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	41

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-thecounter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) segregate with the custodian liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

g.	Short Sales – The Funds may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, a Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market

42	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

In connection with its short sales, a Fund will be required to maintain a segregated account with the Fund’s custodian of cash or liquid assets equal to (i) the current market value of the securities sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, a Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

The Funds may also sell a security short “against the box.” Short sales “against the box” are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

h.	Impact of Derivatives on the Statements of Operations – The following is a summary of each Fund’s realized gain (loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended September 30, 2021:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency Contracts	Net realized gain (loss) from: Forward Foreign Currency Contracts

Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment type	Centerstone Investors Fund	Centerstone International Fund
Forward Foreign Currency Contracts	$(44,879)	$(7,628)

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	43

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

i.	Lending Portfolio Securities – For the purpose of achieving income, each Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting generally of cash, US Government securities, letters of credit or other collateral as deemed appropriate by the Board, in an amount at least equal to the current market value of the loaned securities, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. Each Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower. In addition, each Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting if the Advisor does not recall or does not timely recall the loaned securities, or if the borrower fails to return the recalled securities in advance of the record date for the meeting.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. While there are no limits on the number of borrowers to which each Fund may lend securities, in practice, a Fund may end up lending securities to only one or a small group of borrowers.

Cash collateral may be invested by a Fund in short-term investments including money-market funds. Investment of cash collateral offers the opportunity for a Fund to profit from income earned by this collateral pool, but also the risk of loss, should the value of the Fund’s shares in the collateral pool decrease below their initial value.

44	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of September 30, 2021:

		Gross	Net Amounts			Gross Amounts Not
		Amounts	of Assets			Offset in the Statement
	Gross	Offset in the	Presented in			of Assets & Liabilities
	Amounts of	Statement	the Statement	Financial		Cash		Net
	Recognized	of Assets &	of Assets &	Instruments		Collateral		Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged		Received		Assets
Centerstone Investor Fund
Description:
Securities Loaned	$5,369,032	$—	$5,369,032	$4,263,032		$1,106,000	*	$—
Total	$5,369,032	$—	$5,369,032	$4,263,032		$1,106,000		$—

Centerstone International Fund
Description:
Securities Loaned	$2,622,684	$—	$2,622,684	$2,622,684	*	$—		$—
Total	$2,622,684	$—	$2,622,684	$2,622,684		$—		$—

*	The amount is limited to the asset balance and accordingly does not include excess collateral pledged.

The following table breaks out the holdings received as collateral as of September 30, 2021:

Securities Lending Transactions*
Overnight and Continuous Centerstone Investors Fund
State Street Navigator Securities Lending Government Money Market Portfolio	$ 1,339,660

*	Non-cash collateral is not reflected in the table because the Funds do not have control of this collateral.

The fair value of the securities loaned for the Centerstone Investors Fund and Centerstone International Fund totaled $5,369,032 and $2,622,684 at September 30, 2021, respectively. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes cash collateral received and reinvested that totaled $1,339,660 for the Centerstone Investors Fund at September 30, 2021. The Centerstone International Fund did not hold cash collateral as of September 30, 2021. This amount is offset by a liability recorded as “Collateral on securities loaned.” At September 30, 2021,

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	45

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

Centerstone Investors Fund and Centerstone International Fund received non-cash collateral of $4,263,032 and $2,770,061, respectively. The non-cash collateral consists of US treasury notes and US treasury inflation indexed bonds, with coupon rates ranging from 0.01% to 6.625% and maturity dates from 10/7/2021 to 5/15/2050 and is held for benefit of each Fund at the Fund’s custodian. The Funds cannot pledge or resell the collateral.

j.	Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region. Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

k.	Federal Income Taxes – It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years of 2019 through 2021, or expected to be taken in the Funds’ March 31, 2022 year-end tax returns. The Funds identify their major tax jurisdiction as US federal, Ohio and foreign jurisdictions where a Fund makes significant investments. Neither Fund is aware of any tax positions

46	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended March 31, 2021, the Funds did not incur any interest or penalties.

l.	Distributions to Shareholders – It is each Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on the ex-date.

m.	Class Accounting – Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares of a Fund have equal voting privileges with respect to such Fund except that each class has exclusive voting rights with respect to its service and/or distribution plans. A Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of such Fund.

n.	Foreign Taxes – Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income.

o.	Indemnification – The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	47

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

p.	Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

q.	Market Risk – The value of each Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Securities markets may experience long periods of decline in value.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, climate change and climate-related events, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other preexisting political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

48	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in December 2019 and has spread globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of a Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a.	Management Fees – The Advisor serves as each Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, subject to the oversight of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds. As compensation for its services, each Fund pays the Advisor an annualized rate of 0.90% of each Fund’s respective average daily net assets, accrued daily and paid monthly. For the six months ended September 30, 2021, the Advisor earned advisory fees of $1,346,460 and $306,296 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	49

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

Pursuant to an operating expense limitation agreement between the Advisor and the Trust, the Advisor has agreed to waive its fees and/or expenses for each Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for a Fund does not exceed 1.35%, 2.10% and 1.10%, of such Fund’s average net assets, for Class A, Class C and Class I shares, respectively, through July 31, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board. The Advisor is permitted to receive reimbursement from such Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or paid; and (2) the reimbursement may not be made if it would cause the expense limitation currently in effect or in effect at the time of the waiver or payment, whichever is lower, to be exceeded.

During the six months ended September 30, 2021, the Advisor waived fees totaling $4,199 and $111,672 for the Centerstone Investors Fund and Centerstone International Fund, respectively. As more fully described above, waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or paid.

The following amounts are subject to recapture by the Funds until the following dates:

	3/31/2022	3/31/2023	3/31/2024
Centerstone Investor Fund	$287,829	$296,599	$275,573
Centerstone International Fund	349,834	370,304	353,349

The Funds were reorganized on March 5, 2021 from a series of Centerstone Investors Trust, to a series of Northern Lights Fund Trust III (the “Reorganization”). Prior to the reorganization, the Funds had advisory and expense limitation agreements with Centerstone Investors Trust. The

50	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

fees charged to the Funds did not change as a result of the Reorganization and the amounts waived by the predecessor funds are still subject to recapture by the Advisor.

b.	Distributor – The Distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, with respect to the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan for the Funds’ Class A and Class C shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that will be calculated at an annual rate of 0.25% and 1.00% per year of the average daily net assets of each Fund’s Class A and Class C shares and paid to the Distributor to be used to pay for distribution and shareholder servicing activities. For the six months ended September 30, 2021, the Funds incurred distribution Fees of $99,912 and $20,961 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the six months ended September 30, 2021:

	Underwriting	Amount Retained
Fund	Commissions	by Underwriter
Centerstone Investors Fund
Class A	$23,719	$2,189
Class C	8,105	2,240
Centerstone International Fund
Class A	830	88
Class C	530	—

Prior to the Reorganization, the Funds had a Distribution and Shareholder Servicing Plan with Centerstone Investors Trust. The fees charged to the Funds did not change as a result of the Reorganization.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	51

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

c.	Administration, Fund Accounting and Transfer Agency Fees

Ultimus Fund Services, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Prior to the Reorganization, the Funds had a Fund Serving Agreement between Centerstone Investors Trust and UFS (which was then-known as Gemini Fund Services, LLC). The fees charged to the Funds did not materially change as a result of the Reorganization.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended September 30, 2021 were as follows:

	Purchases	Sale Proceeds
	(excluding	(excluding	Purchases of	Proceeds of
	US Government	US Government	US Government	US Government
Fund	Securities)	Securities)	Securities	Securities
Centerstone Investors Fund	$49,116,860	$48,127,587	$—	$—
Centerstone International Fund	8,315,564	11,933,732	—	—

52	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

5.	SHARES OF BENEFICIAL INTEREST

At September 30, 2021, each Fund had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund for the six months ended September 30, 2021:

				Net Increase/
		Distributions		(Decrease) in
Fund	Issued	Reinvested	Redeemed	Shares

	Class I Shares
Centerstone Investors Fund	1,967,083	—	(557,740)	1,409,343
Centerstone International Fund	429,872	—	(729,454)	(299,582)

	Class A Shares
Centerstone Investors Fund	371,965	—	(345,125)	26,840
Centerstone International Fund	118,046	—	(91,957)	26,089

	Class C Shares
Centerstone Investors Fund	43,676	—	(62,333)	(18,657)
Centerstone International Fund	4,427	—	(3,472)	955

Following is a summary of shareholder transactions for each Fund for the year ended March 31, 2021:

		Distributions		Net Decrease
Fund	Issued	Reinvested	Redeemed	in Shares

	Class I Shares
Centerstone Investors Fund	4,221,838	115,258	(11,892,867)	(7,555,771)
Centerstone International Fund	812,137	32,798	(4,297,567)	(3,452,632)

	Class A Shares
Centerstone Investors Fund	351,432	8,104	(585,833)	(226,297)
Centerstone International Fund	153,091	6,396	(588,075)	(428,588)

	Class C Shares
Centerstone Investors Fund	61,747	—	(481,278)	(419,531)
Centerstone International Fund	2,834	—	(124,912)	(122,078)

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	53

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $281,350,346 and $65,315,772 for the Centerstone Investors Fund and Centerstone International Fund, respectively, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
	Appreciation	Depreciation	(Depreciation)
Centerstone Investors Fund	$41,916,553	$(29,473,547)	$12,443,006
Centerstone International Fund	7,762,039	(10,581,123)	(2,819,084)

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption occurs. For the six months ended September 30, 2021, the Centerstone Investors Fund and the Centerstone International Fund assessed $2,139 and $200 in redemption fees, respectively.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the outstanding voting securities of a Fund creates the presumption of control of the Fund, under Section 2(a)(a) of the 1940 Act. As of September 30, 2021, Charles Schwab & Co. Inc. held in omnibus accounts for the benefit of others approximately 31% and 42% of the outstanding voting securities of the Centerstone Investors Fund and Centerstone International Fund, respectively.

54	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

9.	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Funds will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of a Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of September 30, 2021, the Centerstone Investors Fund and the Centerstone International Fund were invested in the following restricted securities:

Centerstone Investors Fund
	Initial				% of
Security	Acquisition Date	Shares	Cost	Value	Net Assets
Coast Capital Mercury Fund LP	5/24/2018	4,189,676	$4,978,307	$4,851,645	1.6%
Coast Capital Midas Fund LP	2/1/2021	2,691,200	4,800,000	4,365,127	1.5%

Centerstone International Fund
	Initial				% of
Security	Acquisition Date	Shares	Cost	Value	Net Assets
Coast Capital Mercury Fund LP	5/24/2018	2,235,630	$2,656,621	$2,588,859	4.1%
Coast Capital Midas Fund LP	2/1/2021	672,800	1,200,000	1,091,282	1.7%

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	55

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2021

10.	REORGANIZATION

The Centerstone Investors Fund and the Centerstone International Fund were engaged in a tax-free reorganization for federal income tax purposes on March 5, 2021, from series of Centerstone Investors Trust, a Delaware statutory trust, to series of Northern Lights Fund Trust III, also a Delaware statutory trust. The Funds are a continuation of their identically named predecessor fund in Centerstone Investors Trust (the “Predecessor Funds”). The Funds have the same investment objectives, principal investment strategies, investment adviser and portfolio managers as the Predecessor Funds. On the date of the Reorganization, shareholders who owned shares of the Predecessor Funds received identical shares of the Funds. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds were carried forward to align ongoing reporting of the Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The net assets, shares, realized gain/loss, and unrealized gain/loss on investments on the date of the Reorganization were $253,713,271, 19,888,890 shares, $2,438,924, and $22,177,134 for the Centerstone Investors Fund and $66,336,566, 5,927,774 shares, $(8,407,813), and $1,349,127 for the Centerstone International Fund, respectively.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

56	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	57

CENTERSTONE INVESTORS
FUNDS’ EXPENSES (Unaudited)

Example

Shareholders of mutual funds will pay (1) transactional costs, such as sales load, and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual-Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual-Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual-Expenses Paid During Period.”

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

58	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS
FUNDS’ EXPENSES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical- Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual(1)		(5% return before expenses)
				Expenses		Expenses
	Fund’s	Beginning	Ending	Paid During	Ending	Paid During
	Annualized	Account	Account	Period*	Account	Period*
	Expense	Value*	Value	4/1/21-	Value	4/1/21-
	Ratio	4/1/21	9/30/21	9/30/21	9/30/21	9/30/21
Class I:
Investors Fund	1.10%	$1,000.00	$1,003.10	$5.52	$1,019.55	$5.57
International Fund	1.10%	$1,000.00	$996.50	$5.51	$1,019.55	$5.57

Class A:
Investors Fund	1.35%	$1,000.00	$1,001.50	$6.77	$1,018.30	$6.83
International Fund	1.35%	$1,000.00	$995.60	$6.75	$1,018.30	$6.83

Class C:
Investors Fund	2.10%	$1,000.00	$997.70	$10.52	$1,014.54	$10.61
International Fund	2.10%	$1,000.00	$991.00	$10.48	$1,014.54	$10.61

(1)	Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the one-half year period).

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	59

CENTERSTONE INVESTORS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2021

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six-month period ended September 30, 2021, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and they determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

60	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 877.314.9006 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 877.314.9006.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	61

CENTERSTONE INVESTORS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2021

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. The business address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, NE 68154.

Independent Trustees

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (since August 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15); AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).

*	As of September 30, 2021, the Trust was comprised of 32 active portfolios managed by 16 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

62	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015).

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CENTERSTONE INVESTORS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2021

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 1983	President	Since August 2017, indefinite	Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC, (since 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (2017-2020); Vice President and Counsel (2016-2017) and AVP and Staff Attorney (2012-2016).
Brian Curley 1970	Treasurer	Since February 2013, indefinite	Vice President, Ultimus Fund Solutions, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 1981	Secretary	Since November 2013, indefinite	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (since 2020); Vice President and Counsel, Gemini Fund Services, LLC (2017-2020), Assistant Vice President, Gemini Fund Services, LLC (2014- 2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009-2011); Assistant Director, FINRA (2000-2009).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 877.314.9006.

64	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

NORTHERN LIGHTS FUND TRUST III

PRIVACY NOTICE	REV. MAY 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	w	Social Security number and income

	w	assets, account transfers and transaction history

	w	investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes – to offer our products and services to you.	NO	We do not share
For joint marketing with other financial companies.	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and records.	NO	We do not share
For our affiliates’ everyday business purposes – information about your credit worthiness.	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?     Call 1-631-490-4300

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	65

NORTHERN LIGHTS FUND TRUST III

PRIVACY NOTICE

WHAT WE DO
How does Northern Lights Fund Trust III protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Northern Lights Fund Trust III collect my personal information?	We collect your personal information, for example, when you

	w	open an account or give us contact information

	w	provide account information or give us your income information

	w	make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all	Federal law gives you the right to limit only
sharing?
	w	sharing for affiliates’ everyday business purposes— information about your creditworthiness.

	w	affiliates from using your information to market to you

	w	sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

	w	Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

	w	Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

	w	Northern Lights Fund Trust III does not jointly market.

66	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

CENTERSTONE INVESTORS

Investment Advisor
Centerstone Investors, LLC
228 Park Avenue S
Suite 75938
New York, NY 10003

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

Legal Counsel
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent, Fund Accountant and Fund Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246

Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street
Suite 100
Elkhorn, NE 68022

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	67

68	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2021	69

CENTERSTONE INVESTORS

Centerstone Investors • 228 Park Avenue S, Suite 75938 • New York, New York 10003
212.503.5790 • centerstoneinv.com • in

CEN-SAR21

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3) Not applicable.

(b)       Certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/7/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/7/2021

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/7/2021